UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549

FORM N-PX

annual report of proxy voting record of
registered management investment company

Investment Company Act file number:	811- 04215

Dreyfus Premier GNMA Fund, Inc.

(Exact name of registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166

(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6400

Date of fiscal year end: 4/30

Date of reporting period: July 1, 2016-June 30, 2017

Item 1.  Proxy Voting Record

Dreyfus Premier GNMA Fund, Inc.

============================== Dreyfus GNMA Fund ===============================

DREYFUS INSTITUTIONAL PREFERRED MONEY MARKET FUNDS

Ticker:                      Security ID:  26200T208

Meeting Date: JUL 15, 2016   Meeting Type: Special

Record Date:  JUN 10, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     Approve Change of Fundamental           For       For          Management

      Investment Policy Regarding Industry

      Concentration

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier GNMA Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    August 17, 2017